CHANGES IN ACCOUNTING POLICIES	12 Months Ended
Dec. 31, 2016
CHANGES IN ACCOUNTING POLICIES
CHANGES IN ACCOUNTING POLICIES

3.   CHANGES IN ACCOUNTING POLICIES

ADOPTION OF NEW STANDARDS

Classification of Deferred Taxes on the Statements of Financial Position

Effective January 1, 2016, the Company elected to early adopt Accounting Standards Update (ASU) 2015-17 and applied the standard on a prospective basis. The amendments require that deferred tax liabilities and assets be classified as noncurrent in the Consolidated Statements of Financial Position. The adoption of the pronouncement did not have a material impact on the Company’s consolidated financial statements.

Simplifying the Accounting for Measurement-Period Adjustments in Business Combinations

Effective January 1, 2016, the Company adopted ASU 2015-16 on a prospective basis. The new standard requires that an acquirer must recognize adjustments to provisional amounts that are identified during the measurement period in the reporting period in which the adjustment amounts are determined. The adoption of the pronouncement did not have a material impact on the Company’s consolidated financial statements.

Measurement Date of Defined Benefit Obligation and Plan Assets

Effective January 1, 2016, the Company adopted ASU 2015-04 on a prospective basis. The revised criteria simplify the fair value measurement of defined benefit plan assets and obligations. The adoption of the pronouncement did not have a material impact on the Company’s consolidated financial statements.

Simplifying the Presentation of Debt Issuance Costs

Effective January 1, 2016, the Company adopted ASU 2015-03 on a retrospective basis which, as at December 31, 2015, resulted in a decrease in Deferred amounts and other assets of $149 million and a corresponding decrease in Long-term debt of $149 million. The new standard requires debt issuance costs related to a recognized debt liability to be presented in the Consolidated Statements of Financial Position as a direct deduction from the carrying amount of that debt liability, as consistent with the presentation of debt discounts or premiums. ASU 2015-15 was adopted in conjunction with the above standard and did not have a material impact on the Company’s consolidated financial statements. ASU 2015-15 clarifies the presentation and subsequent measurement of debt issuance costs associated with line-of-credit arrangements, whereby an entity may defer debt issuance costs as an asset and subsequently amortize them over the term of the line-of-credit.

Amendments to the Consolidation Analysis

Effective January 1, 2016, the Company adopted ASU 2015-02 on a modified retrospective basis, which amended and clarified the guidance on VIEs. There was a significant change in the assessment of limited partnerships and other similar legal entities as VIEs, including the removal of the presumption that the general partner should consolidate a limited partnership. As a result, the Company has determined that a majority of the limited partnerships that are currently consolidated or equity accounted for are VIEs. The amended guidance did not impact the Company’s accounting treatment of such entities, however, material disclosures for VIEs have been provided, as necessary.

Hybrid Financial Instruments Issued in the Form of a Share

Effective January 1, 2016, the Company adopted ASU 2014-16 on a modified retrospective basis. The revised criteria eliminate the use of different methods in practice in the accounting for hybrid financial instruments issued in the form of a share. The new standard clarifies the evaluation of the economic characteristics and risks of a host contract in these hybrid financial instruments. The adoption of the pronouncement did not have a material impact on the Company’s consolidated financial statements.

Development Stage Entities

Effective January 1, 2016, the Company adopted ASU 2014-10 on a retrospective basis. The new standard amends the consolidation guidance to eliminate the development stage entity relief when applying the VIE model and evaluating the sufficiency of equity at risk. The adoption of the pronouncement did not have a material impact on the Company’s consolidated financial statements.

FUTURE ACCOUNTING POLICY CHANGES

Clarifying the Definition of a Business in an Acquisition

ASU 2017-01 was issued in January 2017 with the intent of clarifying the definition of a business with the objective of adding guidance to assist entities with evaluating whether transactions should be accounted for as acquisitions (disposals) of assets or businesses. The Company is currently assessing the impact of the new standard on the consolidated financial statements. The accounting update is effective for annual and interim periods beginning on or after December 15, 2017 and is to be applied on a prospective basis.

Clarifying the Presentation of Restricted Cash in the Statement of Cash Flows

ASU 2016-18 was issued in November 2016 with the intent to add or clarify guidance on the classification and presentation of changes in restricted cash and restricted cash equivalents within the cash flow statement. The amendments require that changes in restricted cash and restricted cash equivalents should be included within cash and cash equivalents when reconciling the opening and closing period amounts shown on the statement of cash flows. The Company is currently assessing the impact of the new standard on its consolidated financial statements. The accounting update is effective for fiscal years beginning after December 15, 2017 and is to be applied on a retrospective basis.

Accounting for Intra-Entity Asset Transfers

ASU 2016-16 was issued in October 2016 with the intent of improving the accounting for the income tax consequences of intra-entity asset transfers other than inventory. Under the new guidance, an entity should recognize the income tax consequences of an intra-entity transfer of an asset, other than inventory, when the transfer occurs. The accounting update is effective for annual and interim periods beginning on or after December 15, 2017 and is to be applied on a modified retrospective basis, with early adoption permitted. Effective January 1, 2017, the Company elected to early adopt ASU 2016-16. The adoption of the pronouncement is not anticipated to have a material impact on the Company’s  consolidated financial statements.

Simplifying Cash Flow Classification

ASU 2016-15 was issued in August 2016 with the intent of reducing diversity in practice of how certain cash receipts and cash payments are classified in the Consolidated Statements of Cash Flows. The new guidance addresses eight specific presentation issues. The Company is currently assessing the impact of the new standard on its consolidated financial statements. The accounting update is effective for annual and interim periods beginning on or after December 15, 2017 and is to be applied on a retrospective basis.

Accounting for Credit Losses

ASU 2016-13 was issued in June 2016 with the intent of providing financial statement users with more useful information about the expected credit losses on financial instruments and other commitments to extend credit held by a reporting entity at each reporting date. Current treatment uses the incurred loss methodology for recognizing credit losses that delays the recognition until it is probable a loss has been incurred. The amendment adds a new impairment model, known as the current expected credit loss model that is based on expected losses rather than incurred losses. Under the new guidance, an entity recognizes as an allowance its estimate of expected credit losses, which the Financial Accounting Standards Board believes will result in more timely recognition of such losses. The Company is currently assessing the impact of the new standard on its consolidated financial statements. The accounting update is effective for annual and interim periods beginning on or after December 15, 2019.

Improvements to Employee Share-Based Payment Accounting

ASU 2016-09 was issued in March 2016 with the intent of simplifying and improving several aspects of accounting for share-based payment transactions including the income tax consequences, classification of awards as either equity or liabilities, and classification on the Consolidated Statements of Cash Flows. The accounting update is effective for annual and interim periods beginning on or after December 15, 2016 and is to be applied on a prospective or retrospective basis. The adoption of the pronouncement is not anticipated to have a material impact on the Company’s consolidated financial statements.

Recognition of Leases

ASU 2016-02 was issued in February 2016 with the intent to increase transparency and comparability among organizations by recognizing lease assets and lease liabilities on the Consolidated Statements of Financial Position and disclosing additional key information about leasing arrangements. The Company is currently assessing the impact of the new standard on its consolidated financial statements. The accounting update is effective for fiscal years beginning after December 15, 2018, and is to be applied using a modified retrospective approach.

Recognition and Measurement of Financial Assets and Liabilities

ASU 2016-01 was issued in January 2016 with the intent to address certain aspects of recognition, measurement, presentation, and disclosure of financial assets and liabilities. The amendments revise accounting related to the classification and measurement of investments in equity securities, the presentation of certain fair value changes for financial liabilities measured at fair value, and the disclosure requirements associated with the fair value of financial instruments. The Company is currently assessing the impact of the new standard on its consolidated financial statements. The accounting update is effective for fiscal years beginning after December 15, 2017, and is to be applied by means of a cumulative-effect adjustment to the Statements of Financial Position as of the beginning of the fiscal year of adoption, with amendments related to equity securities without readily determinable fair values to be applied prospectively.

Revenue from Contracts with Customers

ASU 2014-09 was issued in 2014 with the intent of significantly enhancing consistency and comparability of revenue recognition practices across entities and industries. The new standard establishes a single, principles-based five-step model to be applied to all contracts with customers and introduces new and enhanced disclosure requirements. The standard is effective January 1, 2018. The new revenue standard permits either a full retrospective method of adoption with restatement of all prior periods presented, or a modified retrospective method with the cumulative effect of applying the new standard recognized as an adjustment to opening retained earnings in the period of adoption. The Company is currently assessing which transition method to use.

The Company has reviewed a sample of its revenue contracts in order to evaluate the effect of the new standard on its revenue recognition practices. Based on the Company’s initial assessment, the application of the standard may result in a change in presentation in the Gas Distribution business related to payments to customers under the earnings sharing mechanism which are currently shown as an expense in the Consolidated Statements of Earnings. Under the new standard, these payments would be reflected as a reduction of revenue. Additionally, estimates of variable consideration which will be required under the new standard for certain Liquids Pipelines, Gas Pipelines and Processing and Green Power and Transmission revenue contracts as well as the allocation of the transaction price for certain Liquids Pipelines revenue contracts, may result in changes to the pattern or timing of revenue recognition for those contracts. While the Company has not yet completed the assessment, the Company’s preliminary view is that it does not expect these changes will have a material impact on revenue or earnings (loss). The Company is also developing processes to generate the disclosures required under the new standard.